REVENUES	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 4:-REVENUES

In accordance with ASC 606 "Revenue From Contracts With Customers", unbilled accounts receivable were reclassified as contract assets and advance payments and billings in excess of revenue were reclassified as contract liabilities as of June 30, 2020 and December 31, 2019, none of which resulted in a change to total current assets or total current liabilities.

The following table presents the significant changes in the advances from customers balance during the six months ended June 30, 2020:

	Six months ended June 30
	2020	2019
	Unaudited
Balance, beginning of the period	$1,563	$727

New performance obligations	82	224
Reclassification to revenue as a result of satisfying performance obligation	(894)	(84)

Balance, end of the period	$751	$867

The following table summarizes our contract assets and liabilities balances:

	Six months ended June 30
	2020	2019
	Unaudited
Contract assets at January 1, 2020	$1,269	$899
Contract assets at June 30, 2020	1,045	1,396

Change in contract assets - increase (decrease)	(224)	497

Contract liabilities at January 1, 2020	196	366
Contract liabilities at June 30, 2020	6	554

Change in contract liabilities - increase (decrease)	$(190)	$188

Net change	$34	$309

For the six months ended June 30, 2020, 97% of the amount that was previously included in the beginning balance of contract liabilities was recognized.

F - 12

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 4:-REVENUES (Cont.)

The Company’s unsatisfied performance obligations as of June 30, 2020 and the estimated revenue expected to be recognized in the future related to long-term fixed price contracts amounts to $583. The Company expect to recognize approximately 72% of this amount as revenues during the next 12 months and the remainder thereafter.

The Company elected to apply the optional exemption under ASC 606 paragraph 10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

For information regarding disaggregated revenues, please refer to Note 12.